INCOME TAX	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX [Text Block]

10. INCOME TAX

a) Income Tax Expense

	Years ended December 31,
	2024	2023
Current income tax:
Current expense	3,482	3,002
Deferred income tax:
Origination and reversal of temporary differences	31,061	47,036
Deferred tax adjustments related to prior periods	(3,001)	105
Deferred income tax expense	28,060	47,141
Income tax expense	31,542	50,143

b) Effective Tax Rate Reconciliation

	Years ended December 31,
	2024	2023
Income tax expense (recovery) at Canadian statutory rate of 36.5%	6,603	48,484
Permanent differences	20,684	2,641
Foreign tax rate differential	629	102
Unrecognized tax benefits	6,627	(1,189)
Deferred tax adjustments related to prior periods	(3,001)	105
Income tax expense	31,542	50,143

c) Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2024	2023
Property, plant and equipment	(3,620)	(1,835)
Other financial assets	6,370	2,830
Provisions	-	(11)
Other financial liabilities	(9,585)	(3,442)
Tax loss carry forwards and other tax attributes	32,061	20,229
Deferred tax assets	25,226	17,771

Property, plant and equipment	(336,232)	(261,258)
Other financial assets	31,511	7,462
Provisions	44,096	37,951
Other financial liabilities	-	(109)
Tax loss carry forwards	76,661	83,460
Deferred tax liabilities	(183,964)	(132,494)

d) Unrecognized Deferred Tax Assets and Liabilities

	As at December 31,
	2024	2023
Deductible temporary differences:
Debt	89,820	78,359
Losses and tax pools	28,082	28,082
Other financial assets	16,951	15,314
Deferred tax asset:
Debt	17,096	10,469
Losses and tax pools	7,582	7,582
Other financial assets	2,288	2,067

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits. There are no unrecognized deferred tax liabilities.

Losses and tax pools of $28,082 (2023 - $28,082) relate to non-capital losses in Canada which expire between 2027 and 2039.